Business acquisition - Summary of purchase price as of the date of jiangsu five star acquisition (Detail) - Jiangsu Five Star [Member]	Apr. 30, 2020 CNY (¥)
Summary of purchase price as of the date of acquisition [Line Items]
Conversion of loan and assuming of debt	¥ 1,024,946,000
Fair value of previously held equity interests	1,274,257,000
Total	¥ 2,299,203,000